PBHG FUNDS
                                  (PBHG Class)
                   Prospectus Supplement Dated August 16, 2004
                        to Prospectus dated July 28, 2004

This Supplement supercedes the Supplement dated August 9, 2004 and updates certain information contained in the currently effective prospectuses for the PBHG Class of the PBHG Funds. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of a Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

The following replaces in its entirety the information describing the PBHG IRA Capital Preservation Fund ("IRA Fund") beginning on page 79 of the Prospectus.

PROPOSED CHANGE TO IRA FUND

On August 6, 2004, the Board of Trustees determined to seek shareholder approval to change the investment goal of the IRA Fund into a fund which seeks to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital. This investment goal will be sought by investing mainly in high quality bonds with short remaining maturities. (The IRA Fund's new investment goal, strategies, policies, risks and expenses are described in more detail below). Effective upon shareholder approval of the change in investment goal the Board will rename the IRA Fund the Dwight Short Term Fixed Income Fund ("Short-Term Fund").

The Board has also determined to suspend the sale of IRA Fund shares to new accounts until after the shareholder meeting. Current shareholders will continue to be permitted to purchase shares of the Fund. The Board has also determined to eliminate the 2% redemption fee on redemptions made within one year of purchase. If shareholders approve the change in the investment goal, on or after October 1, 2004 the Board will institute a transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. This new tranaction fee is indentical to the fee charged on the other PBHG Fund portfolios.

         Reasons for Change

The Board has taken these actions and will recommend that the shareholders approve the change in investment goal based upon the Board's assessment of the long-term ability of the IRA Fund to achieve its investment goal in light of current regulatory uncertainty regarding the valuation methodology of wrapper agreements by mutual funds, the potential future lack of availability to mutual funds of wrapper agreements on economically viable terms necessary for the IRA Fund's investment strategy and the current rising interest rate environment. The Board believes these actions are in the best interest of the shareholders and will help better ensure that the IRA Fund is able to maintain a stable net asset value until these proposals can be considered by shareholders.

As disclosed in the IRA Fund's registration statement and most recent annual report, the U.S. Securities and Exchange Commission ("SEC") has inquired of registered "stable value" mutual funds, including the IRA Fund, as to the methodology used by such mutual funds to value their wrapper agreements. The SEC has not issued any public statement regarding the results of its inquiry or any conclusions that it may have reached, nor indicated when, if at all, such a statement may be issued. It is possible that the SEC's conclusions could require stable value mutual funds to cease using the types of wrapper agreements commonly used today by such mutual funds and purchase substantially restructured wrapper agreements the terms of which cannot be assessed at this time and may not be available in the market place. The IRA Fund's advisers have informed the Board that substantially restructured wrapper agreements are unlikely to be available in a manner and at a cost which would allow the IRA Fund to achieve its investment goal in an economically viable manner.

Interest rates have risen over the last several months and that general trend is expected to continue for the next several months. The Board considered the fact that the IRA Fund's potential inability to continue valuing its wrapper agreements under the current methodology or to obtain substantially restructured wrapper agreements in such an environment could have potentially adverse consequences to shareholders. Accordingly, the Board has taken the actions described at this time to prevent the possibility of such an occurrence.

More details about the proposed change in investment goal will be contained in a proxy statement which management anticipates will be sent to shareholders of record within the next 30 days.

INTERIM INVESTMENT ACTIVITIES

During the period August 10, 2004 through the date of shareholder approval of the new investment goal, which is anticipated to occur at the shareholder meeting to be held on October 1, 2004 ("Interim Period"), the IRA Fund will seek to continue to provide a stable net asset value of $10 per share by investing in short-term fixed income instruments with less than 60 days to maturity. As a result, the dividend rate during the Interim Period is expected to be less than recent dividend rates during the first seven months of 2004. During the Interim Period, the Adviser has undertaken to waive the entire amount of its investment advisory fee. While the IRA Fund will attempt during this Interim Period to provide a stable net asset value of $10 per share, there can be no assurance that the net asset value per share might not fluctuate. After the end of this Interim Period, the Short-Term Fund intends to begin investing in fixed income instruments with greater than 60 days to maturity.

DWIGHT SHORT TERM FIXED INCOME FUND

The following describes the main investment strategies, risks and anticipated expenses of the Short-Term Fund effective upon approval of shareholders. Investors should note that after the Interim Period the Short-Term Fund's net asset value per share is expected to fluctuate. The Adviser has undertaken to reduce its investment advisory fee charge to the Fund to 0.40% on an annualized basis effective after shareholder approval of the proposed change to the IRA Fund's investment goal. The Fee and Expense table below reflects the new estimated advisory fee and expenses.

         Main Investment Strategies

Under normal circumstances, the Short-Term Fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality fixed income obligations. The Short-Term Fund normally will invest at least 80% of total assets in two types of fixed income obligations: U.S. government securities (including those issued by agencies and instrumentalities) and debt securities in the highest grade of credit quality rated (such as those rated AAA by S&P or Aaa by Moody's) or deemed equivalent by the subadviser. The Short-Term Fund could invest up to 20% of its total assets in fixed income obligations of the second, third and fourth credit grades, which are still considered investment-grade. It can not buy any junk bonds, and with respect to bonds that were investment grade when purchased, but are subsequently downgraded to junk bond status, the Fund will promptly seek to sell such bonds in an orderly fashion.

The Short-Term Fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities, and U.S. government and agency bonds. Generally, most are from U.S. issuers, but dollar denominated bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the Short-Term Fund's assets, because of their potential to offer high yields while also meeting the Short-Term Fund's quality policies.

Although the managers may adjust the Short-Term Fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will normally keep it at three years or less.

In deciding which types of securities to buy and sell, the portfolio managers typically weigh a number of factors against each other, including economic outlooks and possible interest rate movements and changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis of issuers' creditworthiness.

         Main Investment Risks

There are several risk factors that could reduce the yield you receive from the Short-Term Fund, cause you to lose money or cause the Short-Term Fund's performance to trail that of other investments.

         Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the Short-Term Fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the Short-Term Fund may prepay principal earlier than scheduled, forcing the Short-Term Fund to reinvest in lower yielding securities. Prepayment may reduce the Short-Term Fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the Short-Term Fund's effective duration and reducing the value of the security. Because the Short-Term Fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

         Credit Risk. In purchasing bonds, the Short-Term Fund faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. In some cases, bonds may decline in credit quality or go into default.

         Market Risk. Deteriorating market conditions might cause a general weakness in the bond market that reduces the overall level of securities prices in the markets. Developments in a particular class of bonds or the stock market could also adversely affect the Short-Term Fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the Short-Term Fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Although the Short-Term Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Short-Term Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

Performance Information

Prior to August 9, 2004, the IRA Fund was invested in a combination of short and intermediate term fixed income securities and wrapper agreements issued by financial institutions intended to stabilize the NAV per share of the IRA Fund. Since that date, the IRA Fund has ceased to use wrapper agreements and has concentrated its investments in short-term fixed income instruments. Also, prior to January 11, 2002, the PBHG Class shares of the IRA Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the IRA Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the IRA Fund's and the Short-Term Fund's sub-adviser.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the IRA Fund. The bar chart shows you how the IRA Fund's performance has varied from year to year. The performance table compares the IRA Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the IRA Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Average which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Both the chart and the table assume reinvestment of dividends and distributions. Of course, because of the change in investment goal and strategies, the IRA Fund's past performance does not indicate how the Short-Term Fund will perform in the future.

                             CALENDAR YEAR RETURN*


[CHART]
2000     6.78%
2001     6.05%
2002     4.57%
2003     3.54%

The IRA Fund's year-to-date return for PBHG Class shares as of 6/30/04 was 1.54%.

Best Quarter:              Q3 2000          1.74%
Worst Quarter              Q3 2003          0.83%

Average Annual Total Returns as of 12/31/03
                                                                         Since
                                                    Past 1             Inception
                                                     Year              (8/31/99)
IRA Capital Preservation Fund* --
         PBHG Class                                  3.54%               5.35%
Ryan 5-Year GIC Master Index
         (Reflects No Deduction for
         Fees, Expenses or Taxes)                    5.77%               6.32%
Lipper Money Market Funds Average
         (Reflects No Deduction for
         Fees, Expenses or Taxes)                    0.44%               2.80%

* Data includes performance of the IRA Fund's predecessor, whose inception date was August 31, 1999.

Fees and Expenses

Effective August 9, 2004, the IRA Fund has eliminated the Redemption Fee which was previously charged on redemptions of shares held less than one year. In addition, the Management Fees have been reduced and the Other Expenses have been reduced including the termination of wrapper premium expenses. The table below reflects the anticipated expenses of the Short-Term Fund.

--------------------------------------------------------------------------------
Fees and Expenses Table                                             PBHG Class
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (As a percentage
 of Amount Redeemed or Exchanged)                                    2.00%(1)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                      0.40%
Distribution and/or Service (12b-1) Fees                          Not Applicable
--------------------------------------------------------------------------------
Other Expenses                                                       0.47%(3)
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      0.87%(2)
Fee Waiver and/or Expense Reimbursement                              0.12%
--------------------------------------------------------------------------------
Net Expenses                                                         0.75%




     1. To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     2. Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Short-Term Fund and to pay certain expenses of the Short-Term Fund to the extent necessary to ensure that the total annual operating expenses of PBHG Class shares of the Short-Term Fund (exclusive of certain expenses such as brokerage commissions and extraordinary expenses) do not exceed 0.75%. Absent this fee waiver, these are the expenses you should expect to pay as an investor in PBHG Class shares of the Short-Term Fund for the fiscal year ending March 31, 2005.

     3. For the fiscal year ended March 31, 2004, the Short-Term Fund incurred legal, printing and audit expenses of approximately 0.01% relating to the SEC and NYAG examinations discussed on page 111 in the Prospectus. The Adviser agreed to pay these expenses on behalf of the Short-Term Fund. While these expenses are not reflected in the anticipated Other Expenses of the Short-Term Fund, there may be similar expenses in the future.

Example

This example is intended to help you compare the cost of investing in the Short-Term Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Short-Term Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Short-Term Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.


Your Cost Over
                  1 Year    2 Years     3 Years     4 Years     5 Years
PBHG Class        $77        $169        $266        $366        $470

                  6 Years   7 Years     8 Years     9 Years    10 Years
PBHG Class        $579       $693        $811         $934      $1,061

                                   PBHG FUNDS
                                 (Advisor Class)
                   Prospectus Supplement Dated August 16, 2004
                        to Prospectus dated July 28, 2004

This Supplement supercedes the Supplement dated August 9, 2004 and updates certain information contained in the currently effective prospectuses for the Advisor Class of the PBHG Funds. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of a Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

The following replaces in its entirety the information describing the PBHG IRA Capital Preservation Fund ("IRA Fund") beginning on page 80 of the Prospectus.

PROPOSED CHANGE TO IRA FUND

On August 6, 2004, the Board of Trustees determined to seek shareholder approval to change the investment goal of the IRA Fund into a fund which seeks to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital. This investment goal will be sought by investing mainly in high quality bonds with short remaining maturities. (The IRA Fund's new investment goal, strategies, policies, risks and expenses are described in more detail below). Effective upon shareholder approval of the change in investment goal the Board will rename the IRA Fund the Dwight Short Term Fixed Income Fund ("Short-Term Fund").

The Board has also determined to suspend the sale of IRA Fund shares to new accounts until after the shareholder meeting. Current shareholders will continue to be permitted to purchase shares of the Fund. The Board has also determined to eliminate the 2% redemption fee on redemptions made within one year of purchase. If shareholders approve the change in the investment goal, on or after October 1, 2004 the Board will institute a transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. This new tranaction fee is indentical to the fee charged on the other PBHG Fund portfolios.

         Reasons for Change

The Board has taken these actions and will recommend that the shareholders approve the change in investment goal based upon the Board's assessment of the long-term ability of the IRA Fund to achieve its investment goal in light of current regulatory uncertainty regarding the valuation methodology of wrapper agreements by mutual funds, the potential future lack of availability to mutual funds of wrapper agreements on economically viable terms necessary for the IRA Fund's investment strategy and the current rising interest rate environment. The Board believes these actions are in the best interest of the shareholders and will help better ensure that the IRA Fund is able to maintain a stable net asset value until these proposals can be considered by shareholders.

As disclosed in the IRA Fund's registration statement and most recent annual report, the U.S. Securities and Exchange Commission ("SEC") has inquired of registered "stable value" mutual funds, including the IRA Fund, as to the methodology used by such mutual funds to value their wrapper agreements. The SEC has not issued any public statement regarding the results of its inquiry or any conclusions that it may have reached, nor indicated when, if at all, such a statement may be issued. It is possible that the SEC's conclusions could require stable value mutual funds to cease using the types of wrapper agreements commonly used today by such mutual funds and purchase substantially restructured wrapper agreements the terms of which cannot be assessed at this time and may not be available in the market place. The IRA Fund's advisers have informed the Board that substantially restructured wrapper agreements are unlikely to be available in a manner and at a cost which would allow the IRA Fund to achieve its investment goal in an economically viable manner.

Interest rates have risen over the last several months and that general trend is expected to continue for the next several months. The Board considered the fact that the IRA Fund's potential inability to continue valuing its wrapper agreements under the current methodology or to obtain substantially restructured wrapper agreements in such an environment could have potentially adverse consequences to shareholders. Accordingly, the Board has taken the actions described at this time to prevent the possibility of such an occurrence.

More details about the proposed change in investment goal will be contained in a proxy statement which management anticipates will be sent to shareholders of record within the next 30 days.

INTERIM INVESTMENT ACTIVITIES

During the period August 10, 2004 through the date of shareholder approval of the new investment goal, which is anticipated to occur at the shareholder meeting to be held on October 1, 2004 ("Interim Period"), the IRA Fund will seek to continue to provide a stable net asset value of $10 per share by investing in short-term fixed income instruments with less than 60 days to maturity. As a result, the dividend rate during the Interim Period is expected to be less than recent dividend rates during the first seven months of 2004. During the Interim Period, the Adviser has undertaken to waive the entire amount of its investment advisory fee. While the IRA Fund will attempt during this Interim Period to provide a stable net asset value of $10 per share, there can be no assurance that the net asset value per share might not fluctuate. After the end of this Interim Period, the Short-Term Fund intends to begin investing in fixed income instruments with greater than 60 days to maturity.

DWIGHT SHORT TERM FIXED INCOME FUND

The following describes the main investment strategies, risks and anticipated expenses of the Short-Term Fund effective upon approval of shareholders. Investors should note that after the Interim Period the Short-Term Fund's net asset value per share is expected to fluctuate. The Adviser has undertaken to reduce its investment advisory fee charge to the Fund to 0.40% on an annualized basis effective after shareholder approval of the proposed change to the IRA Fund's investment goal. The Fee and Expense table below reflects the new estimated advisory fee and expenses.

         Main Investment Strategies

Under normal circumstances, the Short-Term Fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high quality fixed income obligations. The Short-Term Fund normally will invest at least 80% of total assets in two types of fixed income obligations: U.S. government securities (including those issued by agencies and instrumentalities) and debt securities in the highest grade of credit quality rated (such as those rated AAA by S&P or Aaa by Moody's) or deemed equivalent by the subadviser. The Short-Term Fund could invest up to 20% of its total assets in fixed income obligations of the second, third and fourth credit grades, which are still considered investment-grade. It can not buy any junk bonds, and with respect to bonds that were investment grade when purchased, but are subsequently downgraded to junk bond status, the Fund will promptly seek to sell such bonds in an orderly fashion.

The Short-Term Fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities, and U.S. government and agency bonds. Generally, most are from U.S. issuers, but dollar denominated bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the Short-Term Fund's assets, because of their potential to offer high yields while also meeting the Short-Term Fund's quality policies.

Although the managers may adjust the Short-Term Fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will normally keep it at three years or less.

In deciding which types of securities to buy and sell, the portfolio managers typically weigh a number of factors against each other, including economic outlooks and possible interest rate movements and changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis of issuers' creditworthiness.

         Main Investment Risks

There are several risk factors that could reduce the yield you receive from the Short-Term Fund, cause you to lose money or cause the Short-Term Fund's performance to trail that of other investments.

         Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the Short-Term Fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the Short-Term Fund may prepay principal earlier than scheduled, forcing the Short-Term Fund to reinvest in lower yielding securities. Prepayment may reduce the Short-Term Fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the Short-Term Fund's effective duration and reducing the value of the security. Because the Short-Term Fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

         Credit Risk. In purchasing bonds, the Short-Term Fund faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. In some cases, bonds may decline in credit quality or go into default.

         Market Risk. Deteriorating market conditions might cause a general weakness in the bond market that reduces the overall level of securities prices in the markets. Developments in a particular class of bonds or the stock market could also adversely affect the Short-Term Fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the Short-Term Fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Although the Short-Term Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Short-Term Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

Performance Information

Prior to August 9, 2004, the IRA Fund was invested in a combination of short and intermediate term fixed income securities and wrapper agreements issued by financial institutions intended to stabilize the NAV per share of the IRA Fund. Since that date, the IRA Fund has ceased to use wrapper agreements and has concentrated its investments in short-term fixed income instruments. Also, prior to January 11, 2002, the PBHG Class shares of the IRA Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the IRA Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the IRA Fund's and the Short-Term Fund's sub-adviser.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the IRA Fund. The bar chart shows you how the IRA Fund's performance has varied from year to year. The performance table compares the IRA Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the IRA Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Average which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Both the chart and the table assume reinvestment of dividends and distributions. Of course, because of the change in investment goal and strategies, the IRA Fund's past performance does not indicate how the Short-Term Fund will perform in the future.

                             CALENDAR YEAR RETURN*


[CHART]
2000     6.53%
2001     6.00%
2002     4.49%
2003     3.23%

The IRA Fund's year-to-date return for Advisor Class shares as of 6/30/04 was 1.50%.

Best Quarter:              Q3 2000          1.67%
Worst Quarter              Q3 2003          0.75%

Average Annual Total Returns as of 12/31/03
                                                                         Since
                                                    Past 1             Inception
                                                     Year              (8/31/99)
IRA Capital Preservation Fund* --
         Advisor Class                               3.23%               5.17%
Ryan 5-Year GIC Master Index
         (Reflects No Deduction for
         Fees, Expenses or Taxes)                    5.77%               6.32%
Lipper Money Market Funds Average
         (Reflects No Deduction for
         Fees, Expenses or Taxes)                    0.44%               2.80%

* The inception date of the PBHG IRA Capital Preservation Fund - Advisor Class shares was July 31, 2002. The performance shown for the Advisor Class shares prior to its inception is based on the performance and expenses of the PBHG Class shares, adjusted to reflect the higher Service Fees applicable to the Advisor Class shares. The average annual total return of the Avisor Class shares before taxes from its inception date to December 31, 2003 was 3.51%. Data also includes performance of the IRA Fund's predecessor, whose inception date was August 31, 1999.

Fees and Expenses

Effective August 9, 2004, the IRA Fund has eliminated the Redemption Fee which was previously charged on redemptions of shares held less than one year. In addition, the Management Fees have been reduced and the Other Expenses have been reduced including the termination of wrapper premium expenses. The table below reflects the anticipated expenses of the Short-Term Fund.

--------------------------------------------------------------------------------
Fees and Expenses Table                                            Advisor Class
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (As a percentage
 of Amount Redeemed or Exchanged)                                    2.00%(1)
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                      0.40%
Distribution and/or Service (12b-1) Fees                             0.25%
--------------------------------------------------------------------------------
Other Expenses                                                       0.47%(3)
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      1.12%(2)
Fee Waiver and/or Expense Reimbursement                              0.12%
--------------------------------------------------------------------------------
Net Expenses                                                         1.00%


    1. To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

   2. Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Short-Term Fund and to pay certain expenses of the Short-Term Fund to the extent necessary to ensure that the total annual operating expenses of Advisor Class shares of the Short-Term Fund (exclusive of certain expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.00%. Absent this fee waiver, these are the expenses you should expect to pay as an investor in Advisor Class shares of the Short-Term Fund for the fiscal year ending March 31, 2005.

   3. For the fiscal year ended March 31, 2004, the Short-Term Fund incurred legal, printing and audit expenses of approximately 0.01% relating to the SEC and NYAG examinations discussed on page 110 in the Prospectus. The Adviser agreed to pay these expenses on behalf of the Short-Term Fund. While these expenses are not reflected in the anticipated Other Expenses of the Short-Term Fund, there may be similar expenses in the future.

Example

This example is intended to help you compare the cost of investing in the Short-Term Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Short-Term Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Short-Term Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.


Your Cost Over
                    1 Year    2 Years     3 Years     4 Years     5 Years
Advisor Class        $102       $221        $344        $472        $605

                    6 Years   7 Years     8 Years     9 Years    10 Years
Advisor Class        $744       $887        $1,036      $1,191     $1,352